                  As filed with the Securities and Exchange Commission on [date]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09761

                           THE POTOMAC INSURANCE TRUST
               (Exact name of registrant as specified in charter)

                         33 WHITEHALL STREET, 10TH FLOOR
                               NEW YORK, NY 10004
               (Address of principal executive offices) (Zip code)

                                DANIEL D. O'NEILL
                         33 WHITEHALL STREET, 10TH FLOOR
                               NEW YORK, NY 10004
                     (Name and address of agent for service)

                                 1-646-572-3390
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2005

Date of reporting period: DECEMBER 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS

                             LETTER TO SHAREHOLDERS
                               FEBRUARY 14, 2006

Dear Shareholders,

For the U.S. equities and fixed income markets, the calendar year 2005 was uneventful in the aggregate. On a total return basis, all of the major indexes were up slightly, with the S&P 500, Dow, Nasdaq 100 and Russell 2000 gaining 4.9%, 1.72%, 1.90% and 4.6%, respectively. On the fixed income side, the Lehman Brothers US Aggregate Bond Index declined 2.42% in price terms but gained 2.43% on a total return basis.

Volatility in the equities and fixed income markets was low last year, though commodities, and in particular energy, experienced extreme volatility. Corporate earnings were generally good despite high energy prices. The markets shrugged off the terrorist bombings in London but remained wary about the macro problems in the Middle East. The decline in housing prices which many expected, and which was predicted to have a negative impact on consumer spending, did not occur. Energy was the best performing sector again while autos struggled, with downgrades in the credit ratings of GM and Ford spooking the credit markets at various points. The twin deficits - budget and trade - remain a serious concern, and China's July announcement of a currency devaluation proved to be illusory. Significant increases in short term interest rates - from 2.25% to 4.25% - did not much impact rates on bonds of longer maturities as the yield on the 10 Year Treasury Note rose only slightly, moving from 4.22% to 4.39%.

As the domestic bond markets rallied during the first few months of 2005, the VP Evolution Managed Bond Fund struggled due to overexposure to international bonds and certain high yield issues. Unfortunately, the Fund had a substantial cash position at the end of the 1(st) Quarter and missed a market upturn in April and part of the rally which followed. Although the Bond Fund rotated into and out of several areas of the market and registered gains, the Fund's performance lagged the overall bond market during this rally.

The equity markets moved sideways during the first quarter of 2005 and the VP Evolution Managed Equity Fund declined 1% as the managers struggled to discern market direction. The Fund's performance improved in the second quarter, with a modest gain on positions in international ETFs, especially those focused on Latin America and Europe. Small-caps continued to buoy the markets in the 3(rd) quarter of 2005, and the Fund took notice and maintained investments in excess of 30% in that asset class, while at the same time overweighting technology and energy companies. The 4(th) quarter saw modest gains in most equity indexes as the Fund continued to overweight technology stocks and international investments. By the end of the year the energy positions were pared down in favor of the health care sector.

The VP HY Bond Fund produced a total return of 1.50% from its inception on February 1, 2005 through December 31, 2005 on a total return basis compared to 2.73% for the Lehman Brothers US Corporate High Yield Index. The Fund's high level of portfolio turnover contributed to its underperformance relative to the benchmark.

As always, we thank you for using Potomac Funds and we look forward to our mutual success.

Best regards,

/S/ DANIEL O'NEILL
Daniel O'Neill
Potomac Insurance Trust

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AN INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                         EVOLUTION VP MANAGED BOND FUND

                                                               EVOLUTION VP MANAGED BOND FUND    LEHMAN U.S. AGGREGATE BOND INDEX
                                                               ------------------------------    --------------------------------
7/04                                                                      10000.00                           10000.00
9/04                                                                      10175.00                           10319.00
12/04                                                                     10380.00                           10418.00
3/05                                                                       9955.00                           10368.00
6/05                                                                      10175.00                           10680.00
9/05                                                                      10100.00                           10608.00
12/05                                                                      9945.00                           10643.00

                              AVERAGE ANNUAL
                              TOTAL RETURN(1)
                         -------------------------
                                        SINCE
                         1 YEAR       INCEPTION
                         ------    ---------------
EVOLUTION VP MANAGED
BOND FUND                (4.19%)       (0.37%)
LEHMAN U.S. AGGREGATE
BOND INDEX                2.43%         4.23%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Lehman U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC, waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

(1) As of December 31, 2005.
(2) Commencement of operations.

                        EVOLUTION VP MANAGED EQUITY FUND

(Chart)

                                                              EVOLUTION VP MANAGED EQUITY FUND            S&P 500 INDEX
                                                              --------------------------------            -------------
7/04                                                                      10000.00                           10000.00
9/04                                                                      10015.00                            9769.00
12/04                                                                     10530.00                           10623.00
3/05                                                                      10170.00                           10348.00
6/05                                                                      10365.00                           10442.00
9/05                                                                      11490.00                           10771.00
12/05                                                                     11560.00                           10750.00

                              AVERAGE ANNUAL
                              TOTAL RETURN(1)
                         -------------------------
                                        SINCE
                         1 YEAR       INCEPTION
                         ------    ---------------
EVOLUTION VP MANAGED
EQUITY FUND               9.78%        10.12%
S&P 500 INDEX             3.00%         4.93%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

(1) As of December 31, 2005.

(2) Commencement of operations.

                            DYNAMIC VP HY BOND FUND

(Chart)

                                                                  DYNAMIC VP HY BOND FUND        LEHMAN U.S. AGGREGATE BOND INDEX
                                                                  -----------------------        --------------------------------
2/05                                                                      10000.00                          10000.00
3/05                                                                       9825.00                           9891.29
6/05                                                                      10030.00                          10188.90
9/05                                                                       9950.00                          10120.20
12/05                                                                     10149.00                          10180.00

                                    TOTAL RETURN(1)
                                    ---------------
                                         SINCE
                                       INCEPTION
                                    ---------------
DYNAMIC VP HY BOND FUND                   1.50%
LEHMAN U.S. AGGREGATE BOND INDEX          1.80%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Lehman U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC, waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

(1) As of December 31, 2005

(2) Commencement of operations.

The performance data shown represents past performance and does guarantee future results.

                                EXPENSE EXAMPLE
                               DECEMBER 31, 2005

As a shareholder of the Evolution VP Managed Bond Fund, the Evolution VP Managed Equity Fund, the Dynamic VP HY Bond Fund and the VP Money Market Fund (the "Funds"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 - December 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under U.S. generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $15.00 wire transfer free discussed above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          EVOLUTION VP MANAGED BOND FUND
                                             --------------------------------------------------------
                                                                                        EXPENSES PAID
                                                 BEGINNING               ENDING         DURING PERIOD
                                             ACCOUNT VALUE        ACCOUNT VALUE        JULY 1, 2005 -
                                              JULY 1, 2005    DECEMBER 31, 2005    DECEMBER 31, 2005*
                                             -------------    -----------------    ------------------
Actual                                       $    1,000.00    $         977.40     $            11.61
Hypothetical (5% return before expenses)          1,000.00            1,013.46                  11.82

* Expenses are equal to the Fund's annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                         EVOLUTION VP MANAGED EQUITY FUND
                                             --------------------------------------------------------
                                                                                        EXPENSES PAID
                                                 BEGINNING               ENDING         DURING PERIOD
                                             ACCOUNT VALUE        ACCOUNT VALUE        JULY 1, 2005 -
                                              JULY 1, 2005    DECEMBER 31, 2005    DECEMBER 31, 2005*
                                             -------------    -----------------    ------------------
Actual                                       $    1,000.00    $       1,115.80     $            10.67
Hypothetical (5% return before expenses)          1,000.00            1,015.12                  10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                             DYNAMIC VP HY BOND FUND
                                             --------------------------------------------------------
                                                                                        EXPENSES PAID
                                                 BEGINNING               ENDING         DURING PERIOD
                                             ACCOUNT VALUE        ACCOUNT VALUE        JULY 1, 2005 -
                                              JULY 1, 2005    DECEMBER 31, 2005    DECEMBER 31, 2005*
                                             -------------    -----------------    ------------------
Actual                                       $    1,000.00    $       1,013.50     $             8.88
Hypothetical (5% return before expenses)          1,000.00            1,016.38                   8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                               VP MONEY MARKET FUND
                                             --------------------------------------------------------
                                                                                        EXPENSES PAID
                                                 BEGINNING               ENDING         DURING PERIOD
                                             ACCOUNT VALUE        ACCOUNT VALUE        JULY 1, 2005 -
                                              JULY 1, 2005    DECEMBER 31, 2005    DECEMBER 31, 2005*
                                             -------------    -----------------    ------------------
Actual                                       $    1,000.00    $       1,010.70     $             8.67
Hypothetical (5% return before expenses)          1,000.00            1,016.59                   8.69

* Expenses are equal to the Fund's annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                         EVOLUTION VP MANAGED BOND FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)
                               DECEMBER 31, 2005

[PIE CHART]

CORPORATED BONDS**                                TREASURY SECURITIES**        MONEY MARKET FUND**                CASH*
------------------                                ---------------------        -------------------                -----
39                                                         51                           7                           3

                        EVOLUTION VP MANAGED EQUITY FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)
                               DECEMBER 31, 2005

[PIE CHART]

                         MONEY
                        MARKET       FOREIGN        CONSUMER      CONSUMER                              HEALTH
CASH*                   FUND**     SECURITIES**   DISCRETIONARY    STAPLES     ENERGY     FINANCIALS     CARE      INDUSTRIALS
-----                   ------     ------------   -------------   --------     ------     ----------    ------     -----------
1                          2            56              6             1           8           3            4            7


                       INFORMATION
CASH*                  TECHNOLOGY    MATERIALS
-----                  -----------   ---------
1                           10           2

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

 * CASH AND OTHER ASSETS LESS LIABILITIES.

** THESE SECURITIES ARE INVESTMENT COMPANIES THAT PRIMARILY INVEST IN THESE TYPES OF SECURITIES.

                            DYNAMIC VP HY BOND FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)
                               DECEMBER 31, 2005

[PIE CHART]

CORPORATE BONDS                                                            MONEY MARKET FUND
---------------                                                            -----------------
85                                                                                15

                              VP MONEY MARKET FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)
                               DECEMBER 31, 2005

[PIE CHART]

Cash*                                                                              2
Money Market Funds                                                                52
U.S. Government Agency Obligations                                                46

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                         EVOLUTION VP MANAGED BOND FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 89.3%
   1,782   40/86 Strategic Income Fund      $   16,537
   4,700   ACM Managed Income Fund              16,497
   1,324   Alliance World Dollar
             Government Fund II                 16,457
     915   Bancroft Convertible Fund            16,516
     720   Castle Convertible Fund              16,560
   2,127   Ellsworth Convertible Growth
             and Income Fund                    16,591
   1,038   Evergreen Managed Income Fund        16,400
   2,698   Franklin Universal Trust             16,620
  10,422   iShares GS $ InvesTop
             Corporate Bond Fund             1,122,345
  12,296   iShares Lehman 7-10 Year
             Treasury Bond Fund              1,031,758
   8,667   iShares Lehman 20+ Year
             Treasury Bond Fund                795,457
   1,863   iShares Lehman Aggregate Bond
             Fund                              187,399
   2,735   iShares Lehman US Treasury
             Inflation Protected
             Securities Fund                   281,213
   2,757   Managed High Income Portfolio        16,570
   1,924   MFS Charter Income Trust             16,546
   2,543   MFS Government Markets Income
             Trust                              16,529
   2,637   MFS Intermediate Income Trust        16,429
   2,739   MFS Multimarket Income Trust         16,407

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
   1,162   Neuberger Berman Income
             Opportunity Fund               $   16,419
   2,716   Putnam Master Intermediate
             Income Trust                       16,486
   2,698   Putnam Premier Income Trust          16,377
   1,292   Salomon Brothers Emerging
             Markets Floating Rate Fund         16,589
   1,279   Salomon Brothers Global High
             Income Fund                        16,307
     975   Salomon Brothers Variable
             Rate Strategic Fund                16,331
   2,073   Scudder Global High Income
             Fund                               16,563
                                            ----------
           TOTAL INVESTMENT COMPANIES
             (Cost $3,727,643)              $3,747,903
                                            ----------
SHORT-TERM INVESTMENT - 7.3%
MONEY MARKET FUND - 7.3%
$305,893   Federated Prime Obligations
             Fund - Class I (Cost
             $305,893)                      $  305,893
                                            ----------
           TOTAL INVESTMENTS - 96.6%
             (Cost $4,033,536)              $4,053,796
           Other Assets in Excess of
             Liabilities - 3.4%                142,769
                                            ----------
           TOTAL NET ASSETS - 100.0%        $4,196,565
                                            ==========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 97.4%
Aerospace & Defense - 0.9%
     78   Alliant Techsystems, Inc.*        $    5,941
     98   Engineered Support Systems,
            Inc.                                 4,081
    128   L-3 Communications Holdings,
            Inc.                                 9,517
    816   Mercury Computer Systems,
            Inc.*                               16,834
     87   Precision Castparts Corp.              4,507
    790   Triumph Group, Inc.*                  28,922
                                            ----------
                                                69,802
                                            ----------
Air Freight & Logistics - 0.2%
    105   CNF, Inc.                              5,869
    120   EGL, Inc.*                             4,508
     58   Expeditors International of
            Washington, Inc.                     3,916
     49   United Parcel Service,
            Inc. - Class B                       3,682
                                            ----------
                                                17,975
                                            ----------
Airlines - 0.6%
  2,036   Mesa Air Group, Inc.*                 21,297
    941   Skywest, Inc.                         25,275
                                            ----------
                                                46,572
                                            ----------
Auto Components - 0.9%
    922   Cooper Tire & Rubber Co.              14,125
    418   Johnson Controls, Inc.                30,476
  1,060   Superior Industries
            International, Inc.                 23,596
                                            ----------
                                                68,197
                                            ----------
Beverages - 0.1%
     54   Brown-Forman Corp. - Class B           3,743
     47   Hansen Natural Corp.*                  3,704
                                            ----------
                                                 7,447
                                            ----------
Biotechnology - 0.3%
  1,823   Enzo Biochem, Inc.*                   22,642
                                            ----------
Building Products - 0.6%
    146   American Standard Companies,
            Inc.                                 5,833
    717   Lennox International, Inc.            20,219
    361   Universal Forest Products,
            Inc.                                19,945
                                            ----------
                                                45,997
                                            ----------
Capital Markets - 1.1%
     79   The Bear Stearns Companies,
            Inc.                                 9,127
     39   Franklin Resources, Inc.               3,667
    230   The Goldman Sachs Group, Inc.         29,373
    125   Investment Technology Group,
            Inc.*                                4,430

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Capital Markets - 1.1% (Continued)
    184   Lehman Brothers Holdings, Inc.    $   23,583
     86   Merrill Lynch & Co, Inc.               5,825
    164   Morgan Stanley                         9,305
                                            ----------
                                                85,310
                                            ----------
Chemicals - 0.1%
    120   International Flavors &
            Fragrances, Inc.                     4,020
     96   The Scotts Miracle-Gro Co. -
            Class A                              4,343
                                            ----------
                                                 8,363
                                            ----------
Commercial Banks - 0.6%
  1,087   Irwin Financial Corp.                 23,284
    630   PrivateBancorp, Inc.                  22,409
                                            ----------
                                                45,693
                                            ----------
Commercial Services & Supplies - 1.8%
    105   Administaff, Inc.                      4,415
  2,621   Allied Waste Industries, Inc.*        22,908
    162   CDI Corp.                              4,439
  2,152   Central Parking Corp.                 29,525
     93   ChoicePoint, Inc.*                     4,139
     43   The Corporate Executive Board
            Co.                                  3,857
    286   Education Management Corp.*            9,584
     62   ITT Educational Services,
            Inc.*                                3,665
    301   Manpower, Inc.                        13,996
    509   Mobile Mini, Inc.*                    24,127
    435   On Assignment, Inc.*                   4,746
    375   Republic Services, Inc.               14,081
    198   Rollins, Inc.                          3,903
     62   Stericycle, Inc.*                      3,651
                                            ----------
                                               147,036
                                            ----------
Communications Equipment - 1.3%
    607   Black Box Corp.                       28,760
    548   Comtech Telecommunications
            Corp.*                              16,736
  2,043   Ditech Communications Corp.*          17,059
     85   Harris Corp.                           3,656
    601   Plantronics, Inc.                     17,008
    387   QUALCOMM, Inc.                        16,672
                                            ----------
                                                99,891
                                            ----------
Computers & Peripherals - 1.0%
     61   Apple Computer, Inc.*                  4,385
  1,032   Hewlett-Packard Co.                   29,546

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 97.4% (CONTINUED)
Computers & Peripherals - 1.0% (Continued)
    112   International Business
            Machines Corp.                  $    9,207
    311   Lexmark International, Inc. -
            Class A*                            13,942
     71   SanDisk Corp.*                         4,460
    671   Synaptics, Inc.*                      16,587
                                            ----------
                                                78,127
                                            ----------
Construction & Engineering - 0.6%
  1,639   The Shaw Group, Inc.*                 47,678
                                            ----------
Consumer Services - 0.3%
    613   Pre-Paid Legal Services, Inc.         23,423
                                            ----------
Containers & Packaging - 0.6%
  2,004   Myers Industries, Inc.                29,218
    320   Temple-Inland, Inc.                   14,352
                                            ----------
                                                43,570
                                            ----------
Distributors - 0.2%
    252   Building Material Holding
            Corp.                               17,189
                                            ----------
Electronic Equipment & Instruments - 1.4%
    135   CDW Corp.                              7,772
    759   Flir Systems, Inc.*                   16,948
    769   Jabil Circuit, Inc.*                  28,522
  2,140   Newport Corp.*                        28,976
  1,311   Plexus Corp.*                         29,812
                                            ----------
                                               112,030
                                            ----------
Energy Equipment & Services - 1.0%
    102   Cal Dive International, Inc.*          3,661
     72   Lone Star Technologies, Inc.*          3,720
    124   Nabors Industries Ltd.*(1)             9,393
    348   Transocean, Inc.*(1)                  24,252
    612   Unit Corp.*                           33,678
    100   Weatherford International
            Ltd.*(1)                             3,620
                                            ----------
                                                78,324
                                            ----------
Financial Services - 0.2%
    295   Principal Financial Group,
            Inc.                                13,992
                                            ----------
Food & Staples Retailing - 0.4%
  1,020   Performance Food Group Co.*           28,937
    122   Sysco Corp.                            3,788
                                            ----------
                                                32,725
                                            ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Food Products - 0.4%
    379   Archer-Daniels-Midland Co.        $    9,346
    462   ConAgra Foods, Inc.                    9,369
    512   Flowers Foods, Inc.                   14,111
                                            ----------
                                                32,826
                                            ----------
Health Care Equipment & Supplies - 1.8%
  2,766   Biolase Technology, Inc.              22,100
    105   Biomet, Inc.                           3,840
    517   Biosite, Inc.*                        29,102
  1,048   Immucor, Inc.*                        24,481
    205   Intuitive Surgical, Inc.*             24,040
    637   SurModics, Inc.*                      23,563
    373   Waters Corp.*                         14,100
                                            ----------
                                               141,226
                                            ----------
Health Care Providers & Services - 1.6%
     83   American Healthways, Inc.*             3,756
     71   Caremark Rx, Inc.*                     3,677
    302   Cerner Corp.*                         27,455
     82   Covance, Inc.*                         3,981
  2,086   Dendrite International, Inc.*         30,059
    292   Express Scripts, Inc.*                24,470
    375   Humana, Inc.*                         20,374
     94   Lincare Holdings, Inc.*                3,939
     75   Quest Diagnostics, Inc.                3,861
     96   Renal Care Group, Inc.*                4,542
                                            ----------
                                               126,114
                                            ----------
Hotels Restaurants & Leisure - 1.1%
    754   Bally Total Fitness Holding
            Corp.*                               4,735
    247   Darden Restaurants, Inc.               9,603
    207   International Speedway Corp. -
            Class A                              9,915
    404   Jack in the Box, Inc.*                14,112
  4,073   Krispy Kreme Doughnuts, Inc.*         23,379
  2,675   Multimedia Games, Inc.*               24,744
     75   Papa John's International,
            Inc.*                                4,448
                                            ----------
                                                90,936
                                            ----------
Household Durables - 0.9%
    638   American Greetings
            Corp. - Class A                     14,017
    103   D.R. Horton, Inc.                      3,680
     51   KB Home                                3,706
    219   Lennar Corp.                          13,363
     26   NVR, Inc.*                            18,252
     94   Pulte Homes, Inc.                      3,700
     51   Ryland Group, Inc.                     3,679

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 97.4% (CONTINUED)
Household Durables - 0.9% (Continued)
    100   Standard-Pacific Corp.            $    3,680
    107   Toll Brothers, Inc.*                   3,706
                                            ----------
                                                67,783
                                            ----------
Household Products - 0.2%
    249   The Clorox Co.                        14,166
                                            ----------
Industrial Conglomerates - 0.0%
     48   3M Co.                                 3,720
                                            ----------
Insurance - 0.6%
     79   AFLAC, Inc.                            3,667
     54   American International Group,
            Inc.                                 3,684
    132   Cincinnati Financial Corp.             5,898
    102   Mercury General Corp.                  5,938
    977   SCPIE Holdings, Inc.*                 20,322
    107   Torchmark Corp.                        5,949
     80   Zenith National Insurance
            Corp.                                3,690
                                            ----------
                                                49,148
                                            ----------
Internet Software & Services - 0.6%
    384   j2 Global Communications,
            Inc.*                               16,412
    784   WebEx Communications, Inc.*           16,958
    254   Websense, Inc.*                       16,673
                                            ----------
                                                50,043
                                            ----------
Investment Companies - 55.6%
 21,314   iShares MSCI EAFE Index Fund       1,267,331
 19,920   iShares MSCI Emerging Markets
            Index Fund                       1,757,940
  1,708   iShares MSCI Pacific ex-Japan
            Index Fund                         168,477
 10,132   iShares S&P Latin American 40
            Index Fund                       1,244,716
                                            ----------
                                             4,438,464
                                            ----------
IT Services - 0.6%
    606   Acxiom Corp.                          13,938
  1,818   Convergys Corp.*                      28,815
    201   CSG Systems International,
            Inc.*                                4,486
    195   Intrado, Inc.*                         4,489
                                            ----------
                                                51,728
                                            ----------
Leisure Equipment & Products - 0.3%
  1,106   Jakks Pacific, Inc.*                  23,160
                                            ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Machinery - 1.5%
     84   Ceradyne, Inc.*                   $    3,679
    132   CLARCOR, Inc.                          3,922
     88   Harsco Corp.                           5,941
    100   Illinois Tool Works, Inc.              8,799
    430   JLG Industries, Inc.                  19,634
    113   Kennametal, Inc.                       5,767
     91   Oshkosh Truck Corp.                    4,058
    315   Reliance Steel & Aluminum Co.         19,253
    637   SPX Corp.                             29,155
    526   Trinity Industries, Inc.              23,181
                                            ----------
                                               123,389
                                            ----------
Media - 0.8%
    940   Clear Channel Communications,
            Inc.                                29,563
     76   The McGraw-Hill Companies,
            Inc.                                 3,924
  1,678   Time Warner, Inc.                     29,264
                                            ----------
                                                62,751
                                            ----------
Metals & Mining - 1.0%
    169   Allegheny Technologies, Inc.           6,097
    349   Cleveland-Cliffs, Inc.                30,911
    109   Freeport-McMoRan Copper &
            Gold, Inc. - Class B                 5,864
     87   Nucor Corp.                            5,805
     55   Peabody Energy Corp.                   4,533
     41   Phelps Dodge Corp.                     5,899
    118   Quanex Corp.                           5,896
    402   Steel Dynamics, Inc.                  14,275
                                            ----------
                                                79,280
                                            ----------
Office Electronics - 0.2%
    396   Zebra Technologies
            Corp. - Class A*                    16,969
                                            ----------
Oil, Gas & Consumable Fuels - 7.2%
    193   Apache Corp.                          13,224
    332   Burlington Resources, Inc.            28,618
    530   Cabot Oil & Gas Corp.                 23,903
    105   Chevron Corp.                          5,961
    141   Cimarex Energy Co.*                    6,065
    229   ConocoPhillips                        13,323
  1,056   Denbury Resources, Inc.*              24,056
    382   Devon Energy Corp.                    23,890
    390   EOG Resources, Inc.                   28,614
    171   Exxon Mobil Corp.                      9,605
    508   Forest Oil Corp.*                     23,150
    519   Frontier Oil Corp.                    19,478

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 97.4% (CONTINUED)
Oil, Gas & Consumable Fuels - 7.2% (Continued)
    331   Kerr-McGee Corp.                  $   30,075
    147   Marathon Oil Corp.                     8,963
     68   Murphy Oil Corp.                       3,671
    576   Newfield Exploration Co.*             28,840
    594   Noble Energy, Inc.                    23,938
    280   Norsk Hydro ASA - ADR                 28,890
    155   Occidental Petroleum Corp.            12,381
    191   Pogo Producing Co.                     9,514
    650   Remington Oil & Gas Corp.*            23,725
    656   Southwestern Energy Co.*              23,577
    781   St. Mary Land & Exploration
            Co.                                 28,749
    248   Sunoco, Inc.                          19,438
    628   Swift Energy Co.*                     28,304
    664   Valero Energy Corp.                   34,262
    454   Vintage Petroleum, Inc.               24,212
    652   XTO Energy, Inc.                      28,649
                                            ----------
                                               577,075
                                            ----------
Paper & Forest Products - 0.1%
    214   Louisiana-Pacific Corp.                5,878
     88   Weyerhaeuser Co.                       5,838
                                            ----------
                                                11,716
                                            ----------
Pharmaceuticals - 0.8%
  2,423   Bradley Pharmaceuticals, Inc.*        23,018
     95   Forest Laboratories, Inc.*             3,865
     68   Johnson & Johnson                      4,087
    264   King Pharmaceuticals, Inc.*            4,467
    904   Watson Pharmaceuticals, Inc.*         29,389
                                            ----------
                                                64,826
                                            ----------
Road & Rail - 0.3%
     84   Burlington Northern Santa Fe
            Corp.                                5,949
    201   Heartland Express, Inc.                4,078
    344   Norfolk Southern Corp.                15,422
                                            ----------
                                                25,449
                                            ----------
Semiconductor & Semiconductor Equipment - 2.1%
    902   Altera Corp.*                         16,714
    468   Analog Devices, Inc.                  16,787
    339   KLA-Tencor Corp.                      16,723
    464   Lam Research Corp.*                   16,556
    468   Linear Technology Corp.               16,881
    461   Maxim Integrated Products,
            Inc.                                16,707
  1,855   MEMC Electronic Materials,
            Inc.*                               41,125

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Semiconductor & Semiconductor Equipment - 2.1%
(Continued)
    114   Microchip Technology, Inc.        $    3,665
    450   Silicon Laboratories, Inc.*           16,497
    109   Supertex, Inc.*                        4,823
                                            ----------
                                               166,478
                                            ----------
Software - 2.6%
    464   Adobe Systems, Inc.                   17,149
    960   ANSYS, Inc.*                          40,982
    949   Autodesk, Inc.                        40,759
     98   FactSet Research Systems, Inc.         4,034
    321   Fair Isaac Corp.                      14,179
  1,799   JDA Software Group, Inc.*             30,601
  2,188   MapInfo Corp.*                        27,591
    143   SPSS, Inc.*                            4,423
  1,274   THQ, Inc.*                            30,385
                                            ----------
                                               210,103
                                            ----------
Specialty Retail - 1.5%
    333   Barnes & Noble, Inc.                  14,209
    111   Bed Bath & Beyond, Inc.*               4,013
     84   Best Buy Co, Inc.                      3,652
     92   Chico's FAS, Inc.*                     4,042
    464   Claire's Stores, Inc.                 13,558
    799   The Gap Inc.                          14,094
  1,260   Linens 'n Things, Inc.*               33,516
    108   Michaels Stores, Inc.                  3,820
    652   Office Depot, Inc.*                   20,473
    173   Staples, Inc.                          3,929
     96   Tiffany & Co.                          3,676
     95   Williams-Sonoma, Inc.*                 4,099
                                            ----------
                                               123,081
                                            ----------
Textiles, Apparel & Luxury Goods - 0.4%
  2,785   Ashworth, Inc.*                       23,533
     68   Oxford Industries, Inc.                3,720
    125   Timberland Co.*                        4,069
                                            ----------
                                                31,322
                                            ----------
Thrifts & Mortgage Finance - 0.3%
    344   Radian Group, Inc.                    20,155
                                            ----------
Tobacco - 0.1%
     78   Altria Group, Inc.                     5,828
     62   Reynolds American, Inc.                5,911
                                            ----------
                                                11,739
                                            ----------

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                               DECEMBER 31, 2005

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 97.4% (CONTINUED)
Trading Companies & Distributors - 0.1%
     82   W.W. Grainger, Inc.               $    5,830
                                            ----------
Utilities - 0.5%
    520   Constellation Energy Group,
            Inc.                                29,952
    308   WGL Holdings, Inc.                     9,258
                                            ----------
                                                39,210
                                            ----------
          TOTAL COMMON STOCKS
            (Cost $7,339,847)               $7,770,670
                                            ----------


----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENT - 1.7%
MONEY MARKET FUND - 1.7%
133,779   Federated Prime Obligations
            Fund (Cost $133,779)            $  133,779
                                            ----------
          TOTAL INVESTMENTS - 99.1%
            (Cost $7,473,626)               $7,904,449
          Other Assets in Excess of
            Liabilities - 0.9%                  76,019
                                            ----------
          TOTAL NET ASSETS - 100.0%         $7,980,468
                                            ==========

Percentages are calculated as a percent of net assets.

ADR American Depository Receipt

 *  Non-income producing security.
(1) Foreign security trading on U.S. exchange.

                     See notes to the financial statements.

                            DYNAMIC VP HY BOND FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005

-----------------------------------------------------------------
FACE
AMOUNT                                                  VALUE
-----------------------------------------------------------------
CORPORATE BONDS - 88.3%
Grantor Trust - 87.7%
$ 7,929,900   Dow Jones CDX High Yield Note,
                2005-T1, 8.75%, 12/29/2010
                (Cost $7,895,735;
                Acquired - Various dates
                between 10/06/2005 and
                12/06/2005) (1)                   $ 7,969,549
 22,214,634   TRAINS High Yield Note, 3.96%,
                06/15/2015 (Cost $22,684,010;
                Acquired - Various dates
                between 09/28/2005 and
                12/28/2005) (1)(2)                 22,863,035
                                                  -----------
                                                   30,832,584
                                                  -----------
Paper and Allied Products - 0.6%
    223,000   Jefferson Smurfit Corp. Notes,
                8.25%, 10/01/2012                     215,195
                                                  -----------
              TOTAL CORPORATE BONDS (Cost
                $30,804,409)                      $31,047,779
                                                  -----------

-----------------------------------------------------------------
SHARES                                                  VALUE
-----------------------------------------------------------------
SHORT-TERM INVESTMENT - 14.6%
MONEY MARKET FUND - 14.6%
  5,137,584   Federated Prime Obligations
                Fund - Class I
                (Cost $5,137,584)                 $ 5,137,584
                                                  -----------
              TOTAL INVESTMENTS - 102.9% (Cost
                $35,941,993)                      $36,185,363
              Liabilities in Excess of Other
                Assets - (2.9)%                    (1,040,988)
                                                  -----------
              TOTAL NET ASSETS - 100.0%           $35,144,375
                                                  ===========

Percentages are calculated as a percent of net assets.

(1) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2005, the market value of 144A securities was $30,832,584 or 87.7% of net assets.
(2) Variable rate security.

                     See notes to the financial statements.

                              VP MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005

-------------------------------------------------------------
FACE
AMOUNT                                              VALUE
-------------------------------------------------------------
SHORT TERM INVESTMENTS - 102.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.8%
$600,000   Federal Home Loan Bank Discount
             Note 3.22%, 01/03/2006            $  599,899
 600,000   Federal National Mortgage
             Association Discount Note,
             4.45%, 01/03/2006                    599,898
 600,000   U.S. Treasury Bill, 3.75%,
             01/05/2006                           599,880
                                               ----------
           TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS (Cost $1,799,677)     $1,799,677
                                               ----------

-------------------------------------------------------------
SHARES                                              VALUE
-------------------------------------------------------------
-------------------------------------------------------------
MONEY MARKET FUNDS - 54.6%
 617,093   AIM Liquid Assets Portfolio -
             Institutional Class               $  617,093
 617,094   Fidelity Government Portfolio -
             Institutional Class                  617,094
 819,401   First American Prime Obligations
             Fund - Class Y                       819,401
                                               ----------
           TOTAL MONEY MARKET FUNDS
             (Cost $2,053,588)                 $2,053,588
                                               ----------
           TOTAL SHORT-TERM
             INVESTMENTS - 102.4%
             (Cost $3,853,265)                 $3,853,265
           Liabilities in Excess of Other
             Assets - (2.4)%                      (90,287)
                                               ----------
           TOTAL NET ASSETS - 100.0%           $3,762,978
                                               ==========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

POTOMAC INSURANCE TRUST                 EVOLUTION VP MANAGED   EVOLUTION VP MANAGED   DYNAMIC VP HY    VP MONEY
                                             BOND FUND             EQUITY FUND          BOND FUND     MARKET FUND
                                        --------------------   --------------------   -------------   -----------
ASSETS:
Investments, at market value (Note
  2).................................        $4,053,796             $7,904,449         $36,185,363    $3,853,265
Cash.................................                --                 48,987               1,676            --
Receivable for investments sold......           178,859              1,238,900           4,984,203            --
Receivable for fund shares sold......                --                     --                  --        15,210
Receivable from Investment Adviser...            25,665                 23,446               3,916        34,208
Deposit at broker....................           402,265                     --                  --            --
Dividends and interest receivable....            13,737                  2,942             339,049         3,883
Other assets.........................                83                    134                 542           454
                                             ----------             ----------         -----------    ----------
    Total Assets.....................         4,674,405              9,218,858          41,514,749     3,907,020
                                             ----------             ----------         -----------    ----------

LIABILITIES:
Payable for investments purchased....           430,834              1,179,003           6,310,264            --
Payable for fund shares redeemed.....            12,794                 19,512               4,729        97,031
Accrued expenses and other
  liabilities........................            34,212                 39,875              55,381        47,011
                                             ----------             ----------         -----------    ----------
    Total Liabilities................           477,840              1,238,390           6,370,374       144,042
                                             ----------             ----------         -----------    ----------
NET ASSETS...........................        $4,196,565             $7,980,468         $35,144,375    $3,762,978
                                             ==========             ==========         ===========    ==========
NET ASSETS CONSIST OF:
Capital stock........................        $4,323,111             $7,394,889         $35,412,739    $3,762,978
Accumulated undistributed net
  investment income (loss)...........            30,703                  4,313             303,460         1,925
Accumulated undistributed net
  realized gain (loss) on
  investments........................          (177,509)               150,443            (815,194)       (1,925)
Net unrealized appreciation
  (depreciation) on investments......            20,260                430,823             243,370            --
                                             ----------             ----------         -----------    ----------
    Total Net Assets.................        $4,196,565             $7,980,468         $35,144,375    $3,762,978
                                             ==========             ==========         ===========    ==========
CALCULATION OF NET ASSET VALUE PER
  SHARE - CLASS A:
Net assets...........................        $4,196,565             $7,980,468         $35,144,375    $3,762,978
Shares of beneficial interest
  outstanding (unlimited shares of
  beneficial interest authorized, no
  par value).........................           213,956                345,166           1,752,575     3,762,978
Net Asset Value, Redemption Price and
  Offering Price Per Share...........        $    19.61             $    23.12         $     20.05    $     1.00
                                             ==========             ==========         ===========    ==========
Cost of Investments..................        $4,033,536             $7,473,626         $35,941,993    $3,853,265
                                             ==========             ==========         ===========    ==========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

POTOMAC INSURANCE TRUST                                        EVOLUTION VP MANAGED     EVOLUTION VP MANAGED
                                                                    BOND FUND               EQUITY FUND
                                                               --------------------     --------------------
INVESTMENT INCOME:
Dividend income.............................................        $ 110,141                 $ 64,058
Interest income.............................................           16,102                   12,561
                                                                    ---------                 --------
    Total investment income.................................          126,243                   76,619
                                                                    ---------                 --------
EXPENSES:
Investment advisory fees....................................           22,537                   36,145
Distribution expenses.......................................            5,634                    9,036
Administration fees.........................................           17,500                   17,500
Shareholder servicing fees..................................           10,132                   12,854
Fund accounting fees........................................           20,898                   30,501
Custody fees................................................            1,015                    2,420
Professional fees...........................................           24,390                   26,126
Reports to shareholders.....................................            1,094                    1,754
Directors' fees and expenses................................              616                      616
Other.......................................................            1,885                    2,004
                                                                    ---------                 --------
    Total expenses before waiver/reimbursement and dividends
      on short positions....................................          105,701                  138,956
    Dividends on short positions............................            5,318                       --
                                                                    ---------                 --------
    Total expenses before waiver/reimbursement..............          111,019                  138,956
    Less: Waiver/reimbursement of expenses by Adviser.......          (60,627)                 (66,665)
                                                                    ---------                 --------
    Net expenses............................................           50,392                   72,291
                                                                    ---------                 --------
NET INVESTMENT INCOME (LOSS)................................           75,851                    4,328
                                                                    ---------                 --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................         (174,918)                 150,428
  Short positions...........................................           (3,025)                      --
Capital gain distributions from regulated investment
  companies.................................................              434                       --
                                                                    ---------                 --------
                                                                     (177,509)                 150,428
                                                                    ---------                 --------
Change in net unrealized appreciation (depreciation) on:
  Investments...............................................           13,903                  375,021
                                                                    ---------                 --------
    Net realized and unrealized gain (loss) on
      investments...........................................         (163,606)                 525,449
                                                                    ---------                 --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        $ (87,755)                $529,777
                                                                    =========                 ========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005

POTOMAC INSURANCE TRUST                                          DYNAMIC VP HY             VP MONEY
                                                                   BOND FUND             MARKET FUND
                                                              --------------------   --------------------
                                                              February 1, 2005(1)    February 1, 2005(1)
                                                              to December 31, 2005   to December 31, 2005
                                                              --------------------   --------------------
INVESTMENT INCOME:
Interest income.............................................       $ 985,595               $430,650
                                                                   ---------               --------
    Total investment income.................................         985,595                430,650
                                                                   ---------               --------
EXPENSES:
Investment advisory fees....................................         110,039                 61,574
Distribution expenses.......................................          88,031                 73,889
Administration fees.........................................          16,042                 14,583
Shareholder servicing fees..................................           5,208                  4,431
Fund accounting fees........................................          18,621                 16,667
Custody fees................................................           5,091                  4,109
Professional fees...........................................          30,719                 30,006
Reports to shareholders.....................................           7,112                  5,461
Directors' fees and expenses................................             616                    616
Other.......................................................           2,970                  2,762
                                                                   ---------               --------
    Total expenses before waiver/reimbursement..............         284,449                214,098
    Less: Waiver/reimbursement of expenses by Adviser.......         (28,879)                    --
                                                                   ---------               --------
    Net expenses............................................         255,570                214,098
                                                                   ---------               --------
NET INVESTMENT INCOME (LOSS)................................         730,025                216,552
                                                                   ---------               --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................        (815,194)                (1,925)
                                                                   ---------               --------
                                                                    (815,194)                (1,925)
                                                                   ---------               --------
Net unrealized appreciation (depreciation) on:
  Investments...............................................         243,370                     --
                                                                   ---------               --------
    Net realized and unrealized gain (loss) on
      investments...........................................        (571,824)                    --
                                                                   ---------               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................       $ 158,201               $214,627
                                                                   =========               ========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

POTOMAC INSURANCE TRUST                    EVOLUTION VP MANAGED                       EVOLUTION VP MANAGED
                                                BOND FUND                                 EQUITY FUND
                                 ----------------------------------------   ----------------------------------------
                                    Year Ended        July 1, 2004(1) to       Year Ended        July 1, 2004(1) to
                                 December 31, 2005    December 31, 2004     December 31, 2005    December 31, 2004
                                 -----------------   --------------------   -----------------   --------------------
OPERATIONS:
Net investment income (loss)...     $   75,851            $   8,014            $    4,328            $   (4,934)
Net realized gain (loss) on
  investments..................       (177,943)                 (52)              150,428                   301
Capital gain distributions from
  regulated investment
  companies....................            434                6,175                    --                    --
Change in net unrealized
  appreciation (depreciation)
  on investments...............         13,903                6,357               375,021                55,802
                                    ----------            ---------            ----------            ----------
    Net increase (decrease) in
      net assets resulting from
      operations...............        (87,755)              20,494               529,777                51,169
                                    ----------            ---------            ----------            ----------
DISTRIBUTIONS TO SHAREHOLDERS -
  CLASS A:
Net investment income..........        (52,933)                  --                    --                    --
Net realized gains.............         (6,352)                  --                    --                    --
                                    ----------            ---------            ----------            ----------
    Total distributions........        (59,285)                  --                    --                    --
                                    ----------            ---------            ----------            ----------
BENEFICIAL INTEREST
  TRANSACTIONS - CLASS A:
Shares sold....................      3,759,605              974,006             6,819,351             1,233,433
Proceeds from shares issued to
  holders in reinvestment of
  distributions................         59,285                   --                    --                    --
Shares redeemed................       (228,836)            (290,949)             (412,583)             (290,679)
                                    ----------            ---------            ----------            ----------
    Net increase (decrease) in
      net assets resulting from
      beneficial interest
      transactions.............      3,590,054              683,057             6,406,768               942,754
                                    ----------            ---------            ----------            ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS...................      3,443,014              703,551             6,936,545               993,923
                                    ----------            ---------            ----------            ----------
NET ASSETS:
Beginning of period............        753,551            50,000(2)             1,043,923             50,000(2)
                                    ----------            ---------            ----------            ----------
End of period..................     $4,196,565            $ 753,551            $7,980,468            $1,043,923
                                    ==========            =========            ==========            ==========
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS), END
  OF PERIOD....................     $   30,703            $   8,014            $    4,313            $       --
                                    ----------            ---------            ----------            ----------

(1) Commencement of operations.

(2) Reflects the value of the Advisor's initial seed money investment on April 19, 2004.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005

POTOMAC INSURANCE TRUST                                          DYNAMIC VP HY             VP MONEY
                                                                   BOND FUND             MARKET FUND
                                                              --------------------   --------------------
                                                              February 1, 2005(1)    February 1, 2005(1)
                                                              to December 31, 2005   to December 31, 2005
                                                              --------------------   --------------------
OPERATIONS:
Net investment income (loss)................................      $    730,025           $    216,552
Net realized gain (loss) on investments.....................          (815,194)                (1,925)
Net unrealized appreciation (depreciation) on investments...           243,370                     --
                                                                  ------------           ------------
    Net increase (decrease) in net assets resulting from
      operations............................................           158,201                214,627
                                                                  ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS - CLASS A:
Net investment income.......................................          (426,565)              (214,627)
                                                                  ------------           ------------
    Total distributions.....................................          (426,565)              (214,627)
                                                                  ------------           ------------
BENEFICIAL INTEREST TRANSACTIONS - CLASS A:
Shares sold.................................................       111,694,991             89,030,818
Proceeds from shares issued to holders in reinvestment of
  distributions.............................................           426,565                215,114
Share redeemed..............................................       (76,708,817)           (85,482,954)
                                                                  ------------           ------------
    Net increase (decrease) in net assets resulting from
      beneficial interest transactions......................        35,412,739              3,762,978
                                                                  ------------           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        35,144,375              3,762,978
                                                                  ------------           ------------
NET ASSETS:
Beginning of period.........................................                --                     --
                                                                  ------------           ------------
End of period...............................................      $ 35,144,375           $  3,762,978
                                                                  ============           ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END
  OF PERIOD.................................................      $    303,460           $      1,925
                                                                  ------------           ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

POTOMAC INSURANCE TRUST               EVOLUTION VP MANAGED BOND FUND            EVOLUTION VP MANAGED EQUITY FUND
                                 ----------------------------------------   ----------------------------------------
                                                 CLASS A                                    CLASS A
                                 ----------------------------------------   ----------------------------------------
                                    Year Ended         July 1, 2004(1)         Year Ended         July 1, 2004(1)
                                 December 31, 2005   to December 31, 2004   December 31, 2005   to December 31, 2004
                                 -----------------   --------------------   -----------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................     $    20.76             $  20.00            $    21.06            $    20.00
                                    ----------             --------            ----------            ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)....................           0.67(8)              0.32                  0.03                (0.15)
Net realized and unrealized
  gain (loss) on
  investments(6)...............         (1.54)                 0.44                  2.03                  1.21
                                    ----------             --------            ----------            ----------
    Total from investment
      operations...............         (0.87)                 0.76                  2.06                  1.06
                                    ----------             --------            ----------            ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.......................         (0.25)                   --                    --                    --
Distributions from realized
  gains........................         (0.03)                   --                    --                    --
                                    ----------             --------            ----------            ----------
    Total distributions........         (0.28)                   --                    --                    --
                                    ----------             --------            ----------            ----------
NET ASSET VALUE, END OF
  PERIOD.......................     $    19.61             $  20.76            $    23.12            $    21.06
                                    ==========             ========            ==========            ==========
TOTAL RETURN(7)................        (4.19)%                3.80%(2)              9.78%                 5.30%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period......     $4,196,565             $753,551            $7,980,468            $1,043,923
Ratio of net expenses to
  average net assets excluding
  short dividends:
  Before expense
    waiver/reimbursement.......          4.69%               23.17%(3)              3.84%                20.13%(3)
  After expense
    waiver/reimbursement.......          2.00%                2.00%(3)              2.00%                 2.00%(3)
Ratio of net expenses to
  average net assets including
  short dividends:
  Before expense
    waiver/reimbursement.......          4.93%
  After expense
    waiver/reimbursement.......          2.24%
Ratio of net investment income
  (loss) to average net assets
  including short dividends:
  Before expense
    waiver/reimbursement.......          0.68%             (17.98%)(3)            (1.72)%              (19.66%)(3)
  After expense
    waiver/reimbursement.......          3.37%(9)             3.19%(3)              0.12%               (1.53%)(3)
Portfolio turnover rate(5).....           978%                   7%                 1001%                    2%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

(8) Net investment income (loss) before dividends on short positions for the year ended December 31, 2005 was $0.72.

(9) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended December 31, 2005 was 3.60%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

POTOMAC INSURANCE TRUST                                          DYNAMIC VP HY             VP MONEY
                                                                   BOND FUND             MARKET FUND
                                                              --------------------   --------------------
                                                                    CLASS A                CLASS A
                                                              --------------------   --------------------
                                                              February 1, 2005(1)    February 1, 2005(1)
                                                              to December 31, 2005   to December 31, 2005
                                                              --------------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................      $     20.00             $     1.00
                                                                  -----------             ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................             0.90                   0.02
Net realized and unrealized gain (loss) on investments(6)...            (0.60)                    --
                                                                  -----------             ----------
    Total from investment operations........................             0.30                   0.02
                                                                  -----------             ----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................            (0.25)                 (0.02)
                                                                  -----------             ----------
    Total distributions.....................................            (0.25)                 (0.02)
                                                                  -----------             ----------
NET ASSET VALUE, END OF PERIOD..............................      $     20.05             $     1.00
                                                                  ===========             ==========
TOTAL RETURN(7).............................................            1.50%(2)               1.39%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................      $35,144,375             $3,762,978
Ratio of net expenses to average net assets:
  Before expense waiver/reimbursement.......................            1.94%(3)               1.74%(3)
  After expense waiver/reimbursement........................            1.74%(3)               1.74%(3)
Ratio of net investment income (loss) to average net assets:
  Before expense waiver/reimbursement.......................            4.78%(3)               1.76%(3)
  After expense waiver/reimbursement........................            4.98%(3)               1.76%(3)
Portfolio turnover rate(5)..................................             654%                     0%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

                     See notes to the financial statements.

                             POTOMAC INSURANCE FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 2005

1. ORGANIZATION

Potomac Insurance Trust (the "Trust") was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently in operation are the Evolution VP Managed Bond Fund, the Evolution VP Managed Equity Fund, the Dynamic VP HY Bond Fund and the VP Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Trust offers Class A shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940
Act) to fund the benefits under variable annuity and variable life contracts. The Evolution VP Managed Bond Fund and Evolution VP Managed Equity Fund commenced operations on July 1, 2004. The Dynamic VP HY Bond Fund and VP Money Market Fund commenced operations on February 1, 2005.

The objective of the Evolution VP Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and other investment companies (fixed-income securities). The objective of the Evolution VP Managed Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Dynamic VP HY Bond Fund is to seek the maximum total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The objective of the VP Money Market Fund is to provide security of principal, current income and liquidity by investing in securities generally having remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Equity securities, OTC securities, closed-end investment companies, options, and futures and options on futures are valued at their last sales price, or if not available, the mean of the last bid and asked price. Price information on listed stocks is obtained from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. Securities for which quotations are not readily available, the Funds' pricing service does not provide valuation for such securities, the Funds' pricing service provides a valuation that in the judgment of Rafferty Asset Managements, LLC (the "Adviser") does not represent fair value, or the Funds or Adviser believes the market price is stale will be valued at fair value under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other debt securities are valued by using the closing bid and asked prices provided by the Funds' pricing service, or, if such prices are unavailable, by a pricing matrix method.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) SHORT POSITIONS - Each Fund, other than the VP Money Market Fund, may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  D) CONCENTRATION OF RISK - Dynamic VP HY Bond Fund invests in the Dow Jones CDX High Yield Note ("CDX") and TRAINS (Targeted Return Securities Trust(SM)) High Yield Notes ("TRAINS"), which represent trusts of pooled investments. The TRAINS invest in a portfolio of high-yield debt securities, rated below investment grade and therefore have greater credit and liquidity risk than investment grade obligations. The high yield debt securities are generally unsecured and may be subordinated to other obligations of the issuer thereof. Upon a downgrade of an underlying securities' rating to a specified level, the TRAINS may distribute the respective security on a pro-rata basis to the respective holders. The TRAINS may also invest in one or more interest rate swap or other swap transactions.

The CDX invests in a portfolio of credit default swap agreements and a repurchase agreement. Credit default swap agreements involve commitments to pay/receive a fixed interest rate in exchange for receipt/payment of the referenced obligation if a credit event affecting the referenced obligation occurs. The CDX is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment, therefore there is credit risk with respect to the referenced entities of these credit default swap agreements. If a credit event occurs with respect to a referenced entity, the Fund's principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring. Any recoverable amounts of the liquidation of the referenced obligation will be allocated pro rata to the holders of the CDX.

  E) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  F) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to adjustments for the sale of Real Estate Investment Trusts and distribution adjustments and have no effect on net assets or net asset value per share.

On the Statement of Assets and Liabilities, the following adjustments were made:

                                                         ACCUMULATED NET    ACCUMULATED
                                                           INVESTMENT      REALIZED GAIN   CAPITAL
                                                         INCOME OR LOSS       OR LOSS       STOCK
                                                         ---------------   -------------   -------
Evolution VP Managed Bond Fund                                $(229)           $229         $ --
Evolution VP Managed Equity Fund                                (15)             15           --
Dynamic VP HY Bond Fund                                          --              --           --
VP Money Market Fund                                             --              --           --

  G) INCOME AND EXPENSES - Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Expenses that are not directly attributable to a Fund are generally allocated among the Funds comprising the Trust in proportion to their respective average net assets.

  H) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the VP Money Market Fund, generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. The VP Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. The Funds also may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

During the periods ended December 31, 2005 and December 31, 2004, the tax character of distributions of the Funds were as follows:

                                                           EVOLUTION VP MANAGED BOND FUND
                                                    ---------------------------------------------
                                                       YEAR ENDED                PERIOD ENDED
                                                    DECEMBER 31, 2005        DECEMBER 31, 2004(1)
                                                    -----------------        --------------------
Distributions paid from:
Ordinary Income
  Class A                                                $53,162                   $     --
Long-term capital gain
  Class A                                                  6,123                         --
                                                         -------                   --------
Total distributions paid                                 $59,285                   $     --
                                                         =======                   ========

                                                 DYNAMIC VP HY BOND FUND   VP MONEY MARKET FUND
                                                 -----------------------   --------------------
                                                      PERIOD ENDED             PERIOD ENDED
                                                  DECEMBER 31, 2005(2)     DECEMBER 31, 2005(2)
                                                 -----------------------   --------------------
Distributions paid from:
Ordinary Income
  Class A                                               $426,565                 $214,627
Long-term capital gain
  Class A                                                     --                       --
                                                        --------                 --------
Total distributions paid                                $426,565                 $214,627
                                                        ========                 ========

(1) Commenced operations on July 1, 2004.

(2) Commenced operations on February 1, 2005.

There were no distributions from the Evolution VP Managed Equity Fund for the periods ended December 31, 2005 and December 31, 2004.

As of December 31, 2005, the Evolution VP Managed Bond Fund, the Dynamic VP HY Bond Fund and the VP Money Market Fund had capital loss carryforwards of $143,203, $756,247 and $1,925, respectively, which expire in 2013. These amounts may be used to offset future capital gains.

The Evolution VP Managed Bond Fund had post October losses of $4,435.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                       EVOLUTION VP    EVOLUTION VP
                                       MANAGED BOND   MANAGED EQUITY   DYNAMIC VP HY    VP MONEY
                                           FUND            FUND          BOND FUND     MARKET FUND
                                       ------------   --------------   -------------   -----------
Cost basis of investments for federal
  income tax purposes                   $4,059,968      $7,630,524      $36,000,940    $3,853,265
                                        ----------      ----------      -----------    ----------
Unrealized appreciation                     22,726         505,614          252,841            --
Unrealized depreciation                    (28,898)       (231,689)         (68,418)           --
                                        ----------      ----------      -----------    ----------
Net unrealized
  appreciation/depreciation                 (6,172)        273,925          184,423            --
                                        ----------      ----------      -----------    ----------
Undistributed ordinary income/(loss)        30,703         362,647          303,460         1,925
Undistributed long-term gain/(loss)             --             187               --            --
                                        ----------      ----------      -----------    ----------
Distributable earnings                      30,703         362,834          303,460         1,925
                                        ----------      ----------      -----------    ----------
Other accumulated gain/(loss)             (151,077)        (51,180)        (756,247)       (1,925)
                                        ----------      ----------      -----------    ----------
Total Accumulated gain/(loss)           $ (126,546)     $  585,579      $  (268,364)   $       --
                                        ==========      ==========      ===========    ==========

  I) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. SHARES OF BENEFICIAL INTEREST TRANSACTIONS

The beneficial interest transactions for Class A shares during the periods ended December 31, 2005 and December 31, 2004 for the Funds were as follows:

                               EVOLUTION VP MANAGED BOND FUND    EVOLUTION VP MANAGED EQUITY FUND
                               ------------------------------    --------------------------------
                                YEAR ENDED       PERIOD ENDED     YEAR ENDED        PERIOD ENDED
                               DECEMBER 31,      DECEMBER 31,    DECEMBER 31,       DECEMBER 31,
                                   2005           2004(1,2)          2005             2004(1,2)
                               ------------      ------------    -------------      -------------
Shares sold                      185,956            50,832          314,849             64,109
Shares issued to holders in
  reinvestment of dividends        3,022                --               --
Shares redeemed                  (11,314)          (14,540)         (19,261)           (14,531)
                                 -------           -------          -------            -------
Total net increase from
  shares of beneficial
  interest transactions          177,664            36,292          295,588             49,578
                                 =======           =======          =======            =======

                                                 DYNAMIC VP HY BOND FUND   VP MONEY MARKET FUND
                                                 -----------------------   --------------------
                                                      PERIOD ENDED             PERIOD ENDED
                                                  DECEMBER 31, 2005(3)     DECEMBER 31, 2005(3)
                                                 -----------------------   --------------------
Shares sold                                             5,572,131                89,030,818
Shares issued to holders in reinvestment of
  dividends                                                21,339                   215,114
Shares redeemed                                        (3,840,895)              (85,482,954)
                                                       ----------              ------------
Total net increase from shares of beneficial
  interest transactions                                 1,752,575                 3,762,978
                                                       ==========              ============

(1) Each Fund sold 2,500 shares of beneficial interest to the Advisor upon seeding of each Fund on April 29, 2004.

(2) Commenced operations on July 1, 2004.

(3) Commenced operations on February 1, 2005.

4. INVESTMENT TRANSACTIONS

During the period ended December 31, 2005, the aggregate purchases and sales of investments (excluding short-term investments) for each Fund were as follows:

                        EVOLUTION VP MANAGED   EVOLUTION VP MANAGED   DYNAMIC VP HY    VP MONEY
                             BOND FUND             EQUITY FUND          BOND FUND     MARKET FUND
                        --------------------   --------------------   -------------   -----------
Purchases                   $19,273,519            $39,788,090        $139,047,917       $  --
Sales                        16,060,007             33,448,623         107,406,492          --

There were no purchases or sales of long-term U.S. government securities during the period ended December 31, 2005 for any of the Funds.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the Evolution VP Managed Bond Fund and the Evolution VP Managed Equity Fund with Flexible Plan Investments, Ltd., and for Dynamic VP HY Bond Fund with Transamerica Investment Services, Inc., whereby the sub-advisors will direct investment activities of the Funds. The Advisor pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. For the year ended December 31, 2005, the Advisor agreed to waive all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund's average daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the year ended December 31, 2005, the Advisor waived the following expenses:

                             EVOLUTION VP         EVOLUTION VP       DYNAMIC VP HY    VP MONEY
                           MANAGED BOND FUND   MANAGED EQUITY FUND     BOND FUND     MARKET FUND
                           -----------------   -------------------   -------------   -----------
CLASS A:
Annual Advisory rate               1.00%                1.00%              0.75%         0.50%
Annual cap on expenses             2.00%                2.00%              1.75%*        1.75%
Expenses paid in excess
  of annual cap on
  expenses -- 2005              $60,627              $66,665            $28,879         $  --
Advisor expense waiver
  recovery -- 2005              $    --              $    --            $    --         $  --

* For the period February 1, 2005 to April 28, 2005, the annual cap on expenses was 1.61% for the Dynamic VP HY Bond Fund.

Remaining expenses subject to potential recovery expiring in:

                             EVOLUTION VP         EVOLUTION VP       DYNAMIC VP HY    VP MONEY
                           MANAGED BOND FUND   MANAGED EQUITY FUND     BOND FUND     MARKET FUND
                           -----------------   -------------------   -------------   -----------
2007                            $53,095              $58,373                N/A          N/A
2008                            $60,627              $66,665            $28,879         $ --

Class A shares of the Evolution VP Managed Bond and the Evolution VP Managed Equity Funds are subject to an annual Rule 12b-1 fee of up to 0.25% of Class A's average daily net assets. The Class A shares of the Dynamic VP HY Bond Fund are subject to an annual Rule 12b-1 fee of up to 0.60% of Class A's average daily net assets. The Board has authorized the VP Money Market Fund to pay Rule 12b-1 fees of up to 1.00% of the Fund's average daily net assets. The VP Money Market Fund is currently paying 0.60% of the Fund's average daily net assets as Rule 12b-1 fees. The Rule 12b-1 fees are to pay the insurance company of the plan sponsor for its services for servicing shareholder accounts. Because the fees are paid out of each Fund's net assets on an ongoing basis, the cost of an investment in a Fund will increase over time.

The Advisor paid directly all offering costs and organizational expenses associated with the registration and seeding of each Fund.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in an offering of the Funds' shares. The Distributor is an affiliate of the Advisor. There were no 12b-1 fees retained by the Distributor for the period ended December 31, 2005.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of the Potomac Insurance Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Potomac Insurance Trust (comprising the Evolution VP Managed Bond Fund, Evolution VP Managed Equity Fund, Dynamic VP HY Bond Fund and VP Money Market Fund) (the "Funds"), as of December 31, 2005, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Potomac Insurance Trust at December 31, 2005, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Chicago, Illinois
February 3, 2006

                            POTOMAC INSURANCE TRUST
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL               NUMBER OF
                            POSITION(S)                               OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:  HELD WITH THE TRUST:    TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
Lawrence C. Rafferty*     Chairman of the      Lifetime of Trust     Chairman and Chief              39
  33 Whitehall St.,          Board of          until removal or     Executive Officer of
      10th Flr.         Trustees since 1997       resignation             Rafferty,
    New York, NY                                                   1997 -- present; Chief
        10004                                                       Executive Officer of
       Age: 63                                                       Rafferty Companies,
                                                                    LLC, 1996 -- present;
                                                                   Chief Executive Officer
                                                                     of Rafferty Capital
                                                                       Markets, Inc.,
                                                                      1995 -- present.
------------------------------------------------------------------------------------------------------------------
   Jay F. Higgins*      Trustee since 1997     Lifetime of Trust      Chairman, Bengal               39
  33 Whitehall St.,                            until removal or         Partners LLC,
      10th Flr.                                   resignation       1998 -- present (NASD
    New York, NY                                                       Broker Dealer).
        10004
       Age: 60
------------------------------------------------------------------------------------------------------------------

----------------------  -------------------
                               OTHER
                           TRUSTEESHIPS
NAME, ADDRESS AND AGE:    HELD BY TRUSTEE
----------------------  -------------------
INTERESTED TRUSTEES
Lawrence C. Rafferty*          None
  33 Whitehall St.,
      10th Flr.
    New York, NY
        10004
       Age: 63
----------------------  -------------------
   Jay F. Higgins*         Dwango North
  33 Whitehall St.,        America Corp
      10th Flr.         (radio, telephone,
    New York, NY          communications)
        10004
       Age: 60
----------------------  -------------------

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
   Kevin G. Boyle***     Trustee since 2002    Lifetime of Trust     President, Kevin G.             39
   33 Whitehall St.,                           until removal or    Boyle Securities, Inc.,
       10th Flr.                                  resignation         1981 -- present.
     New York, NY
         10004
        Age: 64
------------------------------------------------------------------------------------------------------------------
    Daniel J. Byrne      Trustee since 1997    Lifetime of Trust     President and Chief             39
   33 Whitehall St.,                           until removal or     Executive Officer of
       10th Flr.                                  resignation      Byrne Securities Inc.,
     New York, NY                                                     1992 -- present;
         10004                                                      Trustee, The Opening
        Age: 61                                                         Word Program,
                                                                    Wyandanch, New York.
------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III   Trustee since 1997    Lifetime of Trust    Business Consultant,             39
   33 Whitehall St.,                           until removal or       1985 -- present;
       10th Flr.                                  resignation       Trustee of Estate of
     New York, NY                                                    Charles S. Payson,
         10004                                                        1987 -- present.
        Age: 62

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
   Kevin G. Boyle***            None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 64
-----------------------  -------------------
    Daniel J. Byrne             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 61
-----------------------  -------------------
 Gerald E. Shanley III          None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 62

                            POTOMAC INSURANCE TRUST
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
OFFICERS
     Ron Fernandes         Chief Executive         One year          President, SunLife
   33 Whitehall St.,     Officer since 2006                        Distributors, Inc. and
       10th Flr.                                                       Executive Vice
  New York, NY 10004                                                 President, SunLife
        Age: 64                                                     Retirement, Products
                                                                        and Services,
                                                                      1999 - 2002; Vice
                                                                       Chairman, Wheat
                                                                    Benefits Services and
                                                                       Senior Managing
                                                                     Director Retirement
                                                                    Services, Wheat First
                                                                      Union Securities,
                                                                          1995-1999
------------------------------------------------------------------------------------------------------------------
   Daniel D. O'Neill       President since         One year         Managing Director of
   33 Whitehall St.,            1999                                      Rafferty,
       10th Flr.           Chief Operating                            1999 -- present;
  New York, NY 10004      Officer and Chief
        Age: 38          Investment Officer
                             since 2006,
------------------------------------------------------------------------------------------------------------------
    David VerMeulen        Executive Vice          One year        Senior Vice President--
   33 Whitehall St.,     President -- Chief                        Income Services Group,
       10th Flr.          Marketing Officer                         Fidelity Investments,
  New York, NY 10004         since 2006                            2003 -- 2004; Executive
        Age: 57                                                             Vice
                                                                    President -- Business
                                                                      Services, SunLife
                                                                        Distributors,
                                                                        2000 -- 2002.
------------------------------------------------------------------------------------------------------------------
    William Franca         Executive Vice          One year        Senior Vice President--
   33 Whitehall St.,      President -- Head                            National Sales,
       10th Flr.           of Distribution                         Massachusetts Financial
  New York, NY 10004         since 2006                               Services/SunLife
        Age: 49                                                    Financial Distributors,
                                                                   2002 -- 2004; Executive
                                                                       Vice President,
                                                                   Distribution, SunLife,
                                                                        2001 -- 2002.
------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagan       Chief Compliance         One year           Vice President of
   33 Whitehall St.,      Officer and Chief                               Rafferty,
       10th Flr.          Financial Officer                           1997 -- present.
     New York, NY            since 2004
         10004
        Age: 64
------------------------------------------------------------------------------------------------------------------
   Philip A. Harding         Senior Vice           One year           Vice President of
   33 Whitehall St.,     President Sales and                              Rafferty,
       10th Flr.           Marketing since                            1997 -- present.
  New York, NY 10004            1999
        Age: 63

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
OFFICERS
     Ron Fernandes              None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 64
-----------------------  -------------------
   Daniel D. O'Neill            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 38
-----------------------  -------------------
    David VerMeulen             None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 57
-----------------------  -------------------
    William Franca              None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 49
-----------------------  -------------------
   Timothy P. Hagan             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 64
-----------------------  -------------------
   Philip A. Harding            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 63

                            POTOMAC INSURANCE TRUST
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
    Todd Kellerman         Vice President          One year           Vice President of
   33 Whitehall St.,         since 2006                             Corporate Development
       10th Flr.                                                    Raven Holdings, Inc.,
  New York, NY 10004                                               2003 -- 2005; Business
        Age: 33                                                          Consultant,
                                                                    2002 -- 2003; Senior
                                                                   Consultant -- Business
                                                                     Consulting, Arthur
                                                                   Andersen, 1999 -- 2000.
------------------------------------------------------------------------------------------------------------------
      Sean Smyth          Vice President --        One year        Lead Portfolio Manager
   33 Whitehall St.,          Portfolio                                 of Rafferty,
       10th Flr.          Management since                            2005 -- present;
  New York, NY 10004            2005                                 Portfolio Manager,
        Age: 34                                                        Gartmore Global
                                                                        Investments,
                                                                        2000 -- 2005.
------------------------------------------------------------------------------------------------------------------
     Louis Flamino         Vice President:         One year        Wholesaler of Rafferty,
   33 Whitehall St.,     Sales and Marketing                           1999 -- present
       10th Flr.             since 2005
  New York, NY 10004
        Age: 30
------------------------------------------------------------------------------------------------------------------
      Neil Kelly           Vice President:         One year        Wholesaler of Rafferty,
   33 Whitehall St.,     Sales and Marketing                       2004 -- present, First
       10th Flr.             since 2005                            Vice President, Salomon
  New York, NY 10004                                                    Smith Barney,
        Age: 43                                                         1997 -- 2003
------------------------------------------------------------------------------------------------------------------
   Steven P. Sprague        Treasurer and          One year        Chief Financial Officer
   33 Whitehall St.,      Controller since                               of Rafferty
       10th Flr.                1999
  New York, NY 10004
        Age: 57
------------------------------------------------------------------------------------------------------------------
    Eric W. Falkeis        Secretary since         One year         Vice President, U.S.
   615 East Michigan            2004                               Bancorp Fund Services,
        Street                                                      LLC, 1997 -- present.
  Milwaukee, WI 53202
        Age: 33
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
    Todd Kellerman              None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 33
-----------------------  -------------------
      Sean Smyth                None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 34
-----------------------  -------------------
     Louis Flamino              None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 30
-----------------------  -------------------
      Neil Kelly                None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 43
-----------------------  -------------------
   Steven P. Sprague            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 57
-----------------------  -------------------
    Eric W. Falkeis             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 33
-----------------------  -------------------

  * Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

 ** The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 25 portfolios of the 27 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

*** Mr. Boyle was an interested Trustee for the period May through September
    2004 due to his daughter being employed by Rafferty Capital Markets, LLC.

    The Trustees and Officers table is current as of February 1, 2006.

                            POTOMAC INSURANCE TRUST
                   APPROVAL OF INVESTMENT ADVISORY AGREEMENT
                                  (UNAUDITED)

POTOMAC VP MONEY MARKET FUND

OVERVIEW

The Board of Trustees considered the reappointment of Rafferty Asset Management, LLC ("Rafferty") as adviser to the Potomac VP Money Market Fund and the renewal of the Investment Advisory Agreement (the "Agreement") at a meeting held on November 18, 2005. As part of the approval process, legal counsel to the Fund and the independent Trustees sent information request letters to Rafferty seeking certain relevant information. Responses by Rafferty were provided to the Trustees for their review prior to their meeting. The Board was provided with the opportunity to request any additional materials. The Board posed questions to management personnel of Rafferty regarding certain key aspects of the material submitted in support of the renewal.

Provided below is a summary of certain of the factors the Board considered at the November meeting in renewing the Agreement between Rafferty and the Potomac Insurance Trust (the "Trust") for the Fund. The Board did not identify any particular information that was most relevant to its consideration on whether to renew the Agreement and each Trustee may have afforded different weight to the various factors.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed the scope of the services provided under the Agreement and noted that there would be no significant changes in the services provided by Rafferty. The Board considered Rafferty's representation that it has the financial resources, commitment and appropriate staffing to continue to provide the same scope and quality of services to the Fund. The Board also considered Rafferty's ability to adopt and implement compliance and control functions for the Fund and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Fund under the Agreement were fair and reasonable.

PERFORMANCE OF THE FUND AND FUND EXPENSES

The Board considered that the Fund was created as a convenience to professional money managers and investors who use "asset allocation" and/or "market timing" strategies. In addition, the Board considered Rafferty's representation that the Fund's performance and fees were comparable to other money market funds used by managers and investors utilizing the above-mentioned strategies. The Board also considered Rafferty's representation that Rafferty is committed to continue the expense limitation on the Fund's total operating expenses through the Fund's 2006 fiscal year. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the performance of the Fund was satisfactory and the expenses of the Fund were reasonable.

COSTS OF SERVICES PROVIDED TO THE FUND AND PROFITS REALIZED

The Board considered the fees paid to Rafferty on an annual basis since the Fund's commencement, including any fee waivers and recoupment of fees previously waived. In addition, the Board considered (as noted above) Rafferty's representation that its fees are comparable to other money market funds used by managers and investors utilizing the above-mentioned strategies and that Rafferty is committed to continue the expense limitation on the Fund's total operating expenses through each fund's 2006 fiscal year. The Board also considered Rafferty's representation that the

Fund has not had enough assets to make it profitable to Rafferty. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of services provided and profits realized by Rafferty under the Agreement were fair and reasonable.

ECONOMIES OF SCALE

The Board considered Rafferty's representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on these and other considerations the Board determined that, in the exercise of its business judgment, the Funds have not reached economies of scale requiring a reduction in fee rates or additions of breakpoints.

CONCLUSION

Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously approved the Agreement.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004

SUB-ADVISOR
          Flexible Plan Investment, Ltd.
          3883 Telegraph Road
          Bloomfield Hills, MI 48302

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.
The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Funds for the first and third quarters of each fiscal year file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Qs are available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov. The Funds Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                     ANNUAL
                                     REPORT
                               December 31, 2005

                          [THE POTOMAC FUNDS New LOGO]


                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

UNDERTAKE TO PROVIDE A COPY TO ANY PERSON WITHOUT CHARGE: The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-851-0511.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                     FYE 12/31/2005   FYE 12/31/2004
                     --------------   --------------
Audit Fees               $78,000          $39,000
Audit-Related Fees                             --
Tax Fees                  12,000            8,000
All Other Fees                                 --

The Audit Committee Charter provides that the audit committee (comprised of the Independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The Audit Committee also is responsible for pre-approval (subject to the de minimus exception for non-audit services described in the Securities Exchange Act of 1934, as amended, and applicable rule thereunder) of all non-auditing services performed for the registrant or for any service affiliate of registrant. Registrant's Audit Committee pre-approved all fees described above which Ernst & Young billed to registrant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees            FYE 12/31/2005   FYE 12/31/2004
----------------------            --------------   --------------
Registrant                              --               --
Registrant's Investment Adviser         --               --

Registrant's Audit Committee has considered the non-audit services provided to the registrant and registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser as described above and determined that these services do not compromise Ernst & Young's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(b) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) The Potomac Insurance Trust


     By (Signature and Title)* /s/ Daniel D. O'Neill
                               --------------------------------------------
                               Daniel D. O'Neill, President

     Date   March 7, 2006
          ---------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     By (Signature and Title)*  /s/ Daniel D. O'Neill
                               --------------------------------------------
                               Daniel D. O'Neill, President

     Date   March 7, 2006
          ---------------------


     By (Signature and Title)*  /s/ Timothy P. Hagan
                               --------------------------------------------
                               Timothy P. Hagan, Chief Financial Officer

     Date   March 8, 2006
          ---------------------

* Print the name and title of each signing officer under his or her signature.